Equity - Total Number of Treasury Stock Held (Detail) - shares	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of classes of share capital [line items]
Common shares	1,811,428,430	1,811,428,430	1,811,428,430	1,811,428,430
Treasury stock [member]
Disclosure of classes of share capital [line items]
Common shares	84,818,644	51,867,045	33,150,615